Investments	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Investments

8. Investments

	As at March 31,
	2022		2023
Non-current
Financial instruments at FVTPL
Equity instruments	₹	1,976	₹	3,773
Fixed maturity plan mutual funds		513		1,300
Financial instruments at FVTOCI
Equity instruments		14,963		15,647
Financial instruments at amortized cost
Inter corporate and term deposits		1,657	^
	₹	19,109	₹	20,720
Current
Financial instruments at FVTPL
Short-term mutual funds	₹	15,550	₹	40,262
Financial instruments at FVTOCI
Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds		204,839		245,195
Financial instruments at amortized cost
Inter corporate and term deposits (1)		21,266		23,775
	₹	241,655	₹	309,232

Total	₹	260,764	₹	329,952

^ Value is less than 1

(1)
These deposits earn a fixed rate of interest. Term deposits include current deposits in lien with banks primarily on account of term deposits of ₹ 653 (March 31, 2022: ₹ 654) held as margin money deposits against guarantees.

Investments accounted for using the equity method

The Company has no material associates as at March 31, 2022 and 2023.

During the year ended March 31, 2022, as a result of an acquisition by another investor, the Company sold its investment in Denim Group, Ltd. and Denim Group Management, LLC (“Denim Group”), accounted for using the equity method. Refer to Note 26 for additional information.

The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below:

	As at March 31,
	2021		2022		2023
Carrying amount of the Company’s interest in associates accounted for using the equity method	₹	1,464	₹	774	₹	780

	For the year ended March 31,
	2021		2022		2023
Company’s share of net profit / (loss) of associates accounted for using the equity method in the consolidated statement of income	₹	130	₹	57	₹ (57)

Details of non-current investments in equity instruments- classified as FVTOCI

	Carrying value
	As at March 31,
Particulars	2022		2023
Tricentis Corporation	₹	2,698	₹	2,764
YugaByte, Inc.		1,993		2,161
Immuta, Inc.		740		1,390
TLV Partners, L.P.		1,209		1,318
Vectra Networks, Inc.		1,064		1,153
CyCognito Ltd.		977		1,060
TLV Partners II, L.P.		774		801
Incorta, Inc.		712		772
B Capital Fund II, L.P.		493		517
Work-Bench Ventures II-A, LP		413		491
TLV Partners III, L.P.		288		354
Boldstart Ventures IV, L.P.		379		343
Boldstart Opportunities II, L.P.		296		321
Avaamo Inc.		261		283
Glilot Capital Partners III L.P.		289		255
Vulcan Cyber Limited		227		247
Sealights Technologies Ltd.		182		197
Netspring Data, Inc.		152		164
Spartan Radar		-		164
Headspin Inc.		145		158
Moogsoft (Herd) Inc.		133		144
Kognitos, Inc.		-		123
Kibsi, Inc.		-		123
Squadcast, Inc.		91		99
Harte Hanks Inc.		575		66
Wep Peripherals Ltd.		60		58
Work-Bench Ventures III-A, LP		33		50
Wep Solutions Limited		41		33
Altizon Systems Private Limited		19		19
Drivestream India Private Limited		19		19
Tradeshift Inc.		379		-
Vicarious FPC, Inc.		321		-
Total	₹	14,963	₹	15,647

Details of non-current investments in equity instruments- classified as FVTPL

	Carrying value
	As at March 31,
Particulars	2022		2023
Securonix, Inc.	₹	-	₹	822
Lilt, Inc.		378		411
YugaByte, Inc.		357		387
Nexus Ventures Partner’s VI, L.P.		189		298
CyCognito Ltd.		227		247
Functionize, Inc.		152		214
SYN Ventures Fund LP		118		188
vFunction Inc.		152		164
Headspin Inc.		-		164
ShiftLeft, Inc.		-		163
TLV Partners IV, L.P.		60		133
Sealights Technologies Ltd.		114		123
Incorta, Inc.		90		98
Sorenson Ventures, L.P.		42		97
Immuta, Inc.		-		82
Boldstart Opportunities III, L.P.		55		77
Glilot Capital Partners IV, L.P		32		49
SYN Ventures Fund II LP		-		46
Altizon Systems Private Limited		10		10
Total	₹	1,976	₹	3,773